Commitments and Contingencies - Letters of Credit (Details) - Genesis [Member] - Standby Letters of Credit [Member] $ in Millions	Dec. 31, 2014 USD ($)
Line of Credit Facility [Line Items]
Credit facility, maximum borrowing capacity	$ 83
Credit facility, amount outstanding	82
PPA Security [Member]
Line of Credit Facility [Line Items]
Credit facility, amount outstanding	25
Large Generator Interconnection Agreement [Member]
Line of Credit Facility [Line Items]
Credit facility, amount outstanding	12
Operations & Maintenance Reserve [Member]
Line of Credit Facility [Line Items]
Credit facility, amount outstanding	10
Debt service reserve [Member]
Line of Credit Facility [Line Items]
Credit facility, amount outstanding	$ 35